BALANCES AND TRANSACTIONS WITH RELATED COMPANIES (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2020 ARS ($)		Dec. 31, 2019 ARS ($)		Dec. 31, 2018 ARS ($)	Dec. 31, 2020 USD ($)
Technical, financial and operational assistance agreement [abstract]
Compensation for key management member		$ 138,368		$ 193,478		$ 175,542
Balances and transactions with related parties [Abstract]
Accounts receivable		414,974		412,237
Accounts payable		2,936,370		3,402,209
Other receivables		84,236		0
Costs [Abstract]
Gas purchase and others		185,496		811,312		1,321,525
Compensation for technical assistance		1,430,462		1,558,506		2,758,540
Revenue for administrative services		140		199		306
Financial Results [Abstract]
Interest expenses		242,337		265,398		262,764
Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		984,036		1,337,578		1,130,388
Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		1,049,966		366,914		2,770
Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		643,492		385,365		544,116
SACDE [Member]
Technical, financial and operational assistance agreement [abstract]
Amount received for services		481,065		2,350,271
Balances and transactions with related parties [Abstract]
Accounts receivable	[1]	0		31,781
Accounts payable	[1]	0		0
CT Barragan S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		1,793		11,070
Accounts payable		0		0
Petrolera Entre Lomas S.A. [Member]
Costs [Abstract]
Gas purchase and others		0				4,224
Compensation for technical assistance		0				0
Revenue for administrative services		0				0
Financial Results [Abstract]
Interest expenses		0				0
Petrolera Entre Lomas S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		2,475				0
Petrolera Entre Lomas S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0				0
Petrolera Entre Lomas S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		8,934				0
Pampa Comercializadora S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		6,951		59,688
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expenses		0		0		0
Pampa Comercializadora S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		112,774		70,863		56,271
Pampa Comercializadora S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Pampa Comercializadora S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Oleoductos del Valle S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		0		4,558
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expenses		0		0		0
Oleoductos del Valle S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		25,768		7,446		12,878
Oleoductos del Valle S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Oleoductos del Valle S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		17,335
Central Piedra Buena S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		0		18,114
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0
Compensation for technical assistance		0
Revenue for administrative services		0
Financial Results [Abstract]
Interest expenses		0
Central Piedra Buena S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		1,745
Central Piedra Buena S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0
Central Piedra Buena S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0
Central Termica Piedrabuena S.A. [Member]
Costs [Abstract]
Gas purchase and others				0		0
Compensation for technical assistance				0		0
Revenue for administrative services				0		0
Financial Results [Abstract]
Interest expenses				0		0
Central Termica Piedrabuena S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				165,230		140,684
Central Termica Piedrabuena S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0		0
Central Termica Piedrabuena S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0		0
Transener S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		30		0
Accounts payable		33		0
Costs [Abstract]
Gas purchase and others		0				0
Compensation for technical assistance		0				0
Revenue for administrative services		0				0
Financial Results [Abstract]
Interest expenses		0				0
Transener S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0				0
Transener S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0				0
Transener S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		352				25,160
Experta ART [Member]
Costs [Abstract]
Gas purchase and others		25,429		27,337		24,942
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expenses		0		0		0
Experta ART [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Experta ART [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Experta ART [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Link [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		4,121		909
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expenses		0		0		0
Link [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Link [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Link [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		19,562		19,159		17,988
TGU [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		0		0
Accounts payable		13,394		12,980
Pampa Energia [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable	[2]	402,079		286,067
Accounts payable		2,922,943	[2]	3,389,229	[2]		$ 0.5
Other receivables		84,236
Financial lease		2,892,682		3,236,657
Costs [Abstract]
Gas purchase and others		160,067		783,975		1,292,359
Compensation for technical assistance		1,430,462		1,558,506		2,758,540
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expenses		$ 242,337		265,398		262,764
Pampa Energia [Member] | From 12/28/2019 to 12/27/2020 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		6.50%
Pampa Energia [Member] | From 12/28/2020 to 12/27/2021 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		6.00%
Pampa Energia [Member] | From 12/28/2021 to 12/27/2022 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		5.50%
Pampa Energia [Member] | From 12/28/2022 to 12/27/2023 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		5.00%
Pampa Energia [Member] | From 12/28/2023 to 12/27/2024 and onwards [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		4.50%
Pampa Energia [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		$ 841,274		1,094,039		920,555
Pampa Energia [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		1,049,966		366,914		2,770
Pampa Energia [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		614,644		366,206		483,633
CIESA [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		0		50
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		140		199		306
Financial Results [Abstract]
Interest expenses		0		0		0
CIESA [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CIESA [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CIESA [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		$ 0		$ 0		$ 0

[1]	Corresponds to advance payments delivered to the supplier recorded as "Other credits".
[2]	Accounts receivables includes Ps. 84,236 recorded as "Other receivables" as of December 31, 2020. Accounts payable includes Ps. 2,892,682 and Ps. 3,236,657 corresponding to the financial leasing recorded as "Loans" as of December 31, 2020 and 2019, respectively.